SCHEDULE OF LONG TERM BORROWINGS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024	$ 581,058	$ 596,335
2025	688,023	704,444
2026	894,430	915,777
2027		809,244
2027 and thereafter	790,381
2028 and thereafter
Total long-term bank borrowings	$ 2,953,892	$ 3,025,800